Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 9. Related Party Transactions
Repurchase of Common Stock and Common Stock Warrants
On December 12, 2022, the Company entered into a securities purchase agreement with entities affiliated with Consonance Capital Management LP, collectively the Consonance Entities. Pursuant to the agreement, the Company repurchased 5.4 million shares of common stock and warrants to purchase 1.3 million shares of common stock from the Consonance Entities for an aggregate purchase price of approximately $2.7 million, or the Repurchase. Following the Repurchase, the Consonance Entities no longer hold any shares of common stock or warrants.
The shares of common stock repurchased were constructively retired and the common stock warrants repurchased were subsequently canceled. The total purchase price was allocated to the repurchase of common stock warrants based on the fair value of the warrants remeasured on the repurchase date, resulting in the derecognition of warrant liabilities of $0.1 million. The remaining $2.6 million allocated to the repurchase of common stock was recorded as a reduction of equity on the consolidated balance sheets.